Schedule of Long Term Debt (Details) (Parenthetical) - The Arena Group Holdings Inc [Member]		9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Mar. 31, 2023
Delayed Draw Term Note [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate, percentage	12.50%	12.50%	12.50%
2022 Bridge Notes [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate, percentage	10.20%	10.20%	10.20%
Senior Secured Note [Member]
Short-Term Debt [Line Items]
Maturity date		Dec. 31, 2026	Dec. 31, 2023
Debt instrument interest rate, percentage	11.40%	11.40%	11.40%
Delayed Draw Term Note [Member]
Short-Term Debt [Line Items]
Maturity date		Dec. 31, 2026	Dec. 31, 2026	Dec. 31, 2023
2022 Bridge Notes [Member]
Short-Term Debt [Line Items]
Maturity date	Dec. 31, 2026	Dec. 31, 2026	Dec. 31, 2026
Debt instrument interest rate, percentage		12.00%			12.00%	12.00%